SUPPLEMENT

dated October 2, 2012

TO

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS

dated February 1, 2012 , as revised May 1, 2012

The disclosures on page 9 of the Prospectus, under the caption “Fees and Expenses of the Fund” for the Thornburg Strategic Income Fund, are deleted and replaced with the disclosures which appear below. The replacement disclosures presented in this Supplement for the Fund add the “Acquired Fund Fees and Expenses” line and figures to the Annual Fund Operating Expenses table below, resulting in an increase in the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement figure displayed for each share class. The described disclosures were inadvertently omitted from the Prospectus. This Supplement also provides an explanation of Acquired Fund Fees and Expenses in the narrative following the Example below.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R5
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.50%	0.00%
Other Expenses(1)(2)	0.47%	0.44%
Acquired Fund Fees and Expenses	0.04%	0.04%

Total Annual Fund Operating Expenses	1.76%	1.23%
Fee Waiver/Expense Reimbursement(3)	(0.47)%	(0.20)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(4)	1.29%	1.03%

(1)	A portion of the Fund’s expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(2)	Other expenses are estimated for the current fiscal year.
(3)	Thornburg Investment Management, Inc. (“Thornburg”) and Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 and Class R5 expenses do not exceed 1.25% and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before May 1, 2013, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
(4)	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been restated to add amounts for “Acquired Fund Fees and Expenses,” in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund’s investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption “Explanation of Acquired Fund Fees and Expenses” for a further explanation.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$131	$508	$910	$2,034
Class R5 Shares	$105	$371	$656	$1,471

Explanation of Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” shown in the table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 50 – 51, for a clearer picture of the Fund’s actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.09% of the average value of its portfolio.

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The disclosures on page 27 of the Prospectus, under the caption “Fees and Expenses of the Fund” for the Thornburg Investment Income Builder Fund, are deleted and replaced with the disclosures which appear below. The replacement disclosures presented in this Supplement for the Fund add the “Acquired Fund Fees and Expenses” line and figures to the Annual Fund Operating Expenses table below, resulting in an increase in the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement figure displayed for each share class. The described disclosures were inadvertently omitted from the Prospectus. This Supplement also provides an explanation of Acquired Fund Fees and Expenses in the narrative following the Example below.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.71%	0.71%	0.71%
Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%
Other Expenses(1)	0.37%	0.69%	0.80%
Acquired Fund Fees and Expenses	0.25%	0.25%	0.25%

Total Annual Fund Operating Expenses	1.83%	1.90%	1.76%
Fee Waiver/Expense Reimbursement(2)	(0.08)%	(0.25)%	(0.52)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	1.75%	1.65%	1.24%

(1)	A portion of the Fund’s expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(2)	Thornburg Investment Management, Inc. (“Thornburg”) and Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.50%, 1.40%, and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before May 1, 2013, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
(3)	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been restated to add amounts for “Acquired Fund Fees and Expenses,” in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund’s investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption “Explanation of Acquired Fund Fees and Expenses” for a further explanation.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$178	$591	$1,029	$2,249
Class R4 Shares	$168	$573	$1,003	$2,202
Class R5 Shares	$126	$504	$906	$2,030

Explanation of Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” shown in the table in the table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 60 – 61, for a clearer picture of the Fund’s actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.34% of the average value of its portfolio.

Please retain this Supplement for future reference.	TH2635